Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) (USD $)	0 Months Ended	3 Months Ended					6 Months Ended	9 Months Ended			12 Months Ended			0 Months Ended
	Apr. 12, 2013 right	Sep. 30, 2014		Dec. 31, 2013 property	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2013	Sep. 30, 2014 segment property		Sep. 30, 2013	Dec. 31, 2013 segment property	Dec. 31, 2012	Dec. 31, 2011	Jun. 12, 2014	Mar. 03, 2014	Mar. 03, 2014	Apr. 10, 2013 building	Jan. 24, 2014	Jan. 24, 2014
Property, Plant and Equipment [Line Items]
Debt premium		$ 1,934,000		$ 313,583				$ 1,934,000			$ 313,583
Amortization of Financing Costs		600,000			300,000			3,273,000		1,219,000	1,942,798	1,030,961	647,174
Write off of Deferred Debt Issuance Cost								1,700,000
Percentage of Gross Proceeds Reimbursed from Organizational and Offering Costs Limit											3.50%
Percentage of Organizational and Offering Costs Limit											15.00%
Operating Leases, Income Statement, Contingent Revenue		10,000						30,000
Ground Lease Term								81 years
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Maximum maturity period of cash and cash equivalents								3 months			3 months
Restricted cash		42,567,000		25,460,996				42,567,000			25,460,996	5,569,678
Number of rented properties serve as collateral				8							8
Percentage of noncontrolling interest in acquisitions		3.00%		8.00%				3.00%			8.00%
Acquisition-related costs		596,000			158,000			3,482,000		1,023,000	29,500,000
Depreciation expense		7,600,000			2,500,000			19,880,000		5,942,000	10,092,612	4,636,201	2,972,532
Rights to acquire beneficial interest	2
Minimum beneficial interest holding period	1 year
Investment in unconsolidated entity		69,590,000		1,421,443				69,590,000			1,421,443	0
Leases for contingent rental income				10,000							10,000
Recognized deferred rent		3,000,000			900,000			8,100,000		1,900,000	3,515,406	1,385,339	811,691
Deferred Rent Credit		14,200,000		6,400,000				14,200,000			6,400,000
Cumulative deferred rent		14,234,000		6,384,431				14,234,000			6,384,431	2,869,025
Amount refundable to the tenants		100,000		200,000				100,000			200,000
Days required for reimburse excess amounts								60 days			60 days
Deferred financing costs		12,400,000		9,000,000				12,400,000			9,000,000	2,100,000
Term for share based compensation plan								10 years			10 years
Percentage of common stock reserved for issuance								10.00%			10.00%
Number of option grant during period (in shares)											0
REIT Period for federal income tax								4 years			4 years
Common stock equivalents (in shares)				0							0	0
Distributions declared per common share (in dollars per share)		$ 0.001901096		$ 0.001901096
Number of reportable segments								1			1
Acquisition Costs Affiliates and Non Affiliates		6,300,000						26,100,000
Organizational Costs As A Percentage Of Gross Offering Proceeds, Excluding Sales Commissions And Dealer Fees								2.30%
Offering Costs As A Percentage Of Gross Offering Proceeds, Excluding Sales Commissions And Dealer Fees								0.30%
Organizational Costs As A Percentage Of Gross Offering Proceeds								11.90%
Offering Costs As A Percentage Of Gross Offering Proceeds								10.10%
Deferred Costs, Leasing, Gross		372,089,000		246,516,745				372,089,000			246,516,745	68,333,173
Disposal Group, Including Discontinued Operation, Deferred Leasing Costs		1,207,000		0				1,207,000			0
Amortization On Leasing Commissions		50,000				0	0	90,000
Restricted Stock
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of shares authorized															5,000	5,000
Number of additional shares authorized														1,000	1,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period															12 months
Vesting period															3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value														$ 10.28
Restricted Stock | Subsequent Event
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of shares authorized															5,000	5,000
Number of additional shares authorized																1,000
Vesting period																3 years
Delaware Statutory Trust
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number Of buildings acquired																	2
Business Combination, Consideration Transferred																	36,400,000
Lease Term																	9 years
Equity method investment, ownership percentage	10.00%																10.00%
Investment in unconsolidated entity				1,421,443							1,421,443
Midland Mortgage Loan
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Rent Collections Serve as Collateral				1,700,000							1,700,000
Maximum
Property, Plant and Equipment [Line Items]
Percentage of Gross Proceeds Reimbursed from Organizational and Offering Costs Limit								3.50%
Percentage of Organizational and Offering Costs Limit								15.00%
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Amount insured by FDIC		250,000		250,000				250,000			250,000
Percentage of noncontrolling interest in acquisitions		100.00%		100.00%				100.00%			100.00%
Percentage of gross offering proceeds of the terminated or completed Public Offering											15.00%
Minimum
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Percentage of gross offering proceeds of the terminated or completed Public Offering											3.50%
Will Partners | World Kitchen LLC
Property, Plant and Equipment [Line Items]
Lease Termination Fee, Financed Amount, Gross		6,200,000						6,200,000										6,200,000	6,200,000
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Non Tenant Collections		500,000						500,000										500,000	500,000
Will Partners | Key Bank Credit Facility | World Kitchen LLC
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Debt Instrument, Term																		5 years 6 months
Interest rate for the term of the loan																		5.50%	5.50%
Will Partners | Key Bank Credit Facility | World Kitchen LLC | Subsequent Event
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Debt Instrument, Term																			5 years 6 months
Interest rate for the term of the loan																		5.50%	5.50%
Other Assets
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Deferred Costs, Leasing, Gross		2,400,000		500,000				2,400,000			500,000
General and Administrative Expense
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Allocated Share-based Compensation Expense								100,000
TransDigm Mortgage Loan
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Interest rate for the term of the loan		5.98%	[1]	5.98%				5.98%	[1]		5.98%
Ace Hardware Mortgage Loan
Property, Plant and Equipment [Line Items]
Debt premium		1,700,000						1,700,000
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Interest rate for the term of the loan		5.588%	[1]					5.588%	[1]
Fair Value, Inputs, Level 3 | TransDigm Mortgage Loan
Property, Plant and Equipment [Line Items]
Debt premium		100,000		100,000				100,000			100,000
Fair Value, Inputs, Level 3 | LTI
Property, Plant and Equipment [Line Items]
Debt premium		100,000		200,000				100,000			200,000
Fair Value, Inputs, Level 3 | Ace Hardware Mortgage Loan
Property, Plant and Equipment [Line Items]
Debt premium		$ 1,900,000						$ 1,900,000

[1]	The weighted average interest rate as of September 30, 2014 was approximately 3.3% for the Company’s fixed-rate and variable-rate debt combined and 5.0% for the Company’s fixed-rate debt only.